Borrowings from Financial Institutions (Details) - Schedule of borrowings from financial institutions $ in Thousands, $ in Millions		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Domestic banks
Domestic banks- Banco do Brasil		$ 7,100		$ 3,900
Domestic banks- Banco Scotiabank		1,257
Domestic banks- Banco Security				2,314
Domestic banks- Subtotal domestic banks		8,357		6,214
Foreign trade financing
Foreign banks - Foreign trade financing - The Bank of Nova Scotia		121,085		133,539
Foreign banks - Foreign trade financing - Citibank N.A.		114,525		285,974
Foreign banks - Foreign trade financing - Wells Fargo Bank		85,734		139,845
Foreign banks - Foreign trade financing - Zürcher Kantonalbank		39,116		78,872
Foreign banks - Foreign trade financing - Commerzbank AG		21,687		2,201
Foreign banks - Foreign trade financing - Bank of New York Mellon		21,389		224,812
Foreign banks - Foreign trade financing - Bank of America		20,475		194,704
Foreign banks - Foreign trade financing - Sumitomo Mitsui Banking		11,394		213,534
Foreign banks - Foreign trade financing - Standard Chartered Bank		715		70,128
Foreign banks - Foreign trade financing - Toronto Dominion Bank				22,556
Foreign banks - Foreign trade financing - JP Morgan Chase Bank				60,150
Foreign banks - Foreign trade financing - ING Bank				10,987
Foreign banks - Foreign trade financing - Others		40		89
Borrowings and other obligations
Foreign banks - borrowings and other obligations - Wells Fargo Bank		106,965		113,377
Foreign banks - borrowings and other obligations - Deutsche Bank Trust Company Americas		7,333		6
Foreign banks - borrowings and other obligations - Citibank N.A. United States				5,183
Foreign banks - borrowings and other obligations - Citibank N.A. United Kingdom		233		1,015
Foreign banks - borrowings and other obligations - Others		105		91
Foreign banks - borrowings and other obligations - Subtotal foreign banks		550,796		1,557,063
Foreign banks - borrowings and other obligations - Central Bank of Chile	[1]	3,110,600
Total Borrowings from Financial Institutions		$ 3,669,753	$ 5,154,872	$ 1,563,277

[1]	Financing provided by the Central Bank of Chile to deliver liquidity to the economy and support the flow of credit to households and companies, among which are the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) and the Liquidity Credit Line (LCL).